EMPLOYEE BENEFIT OBLIGATIONS (Profit or loss explanatory) (Details) $ in Thousands	12 Months Ended
Dec. 28, 2025 USD ($)
Disclosure of defined benefit plans [line items]
Current service cost	$ 41
Net interest expense	185
Additional charges	169
Total expense recognized in net earnings from continuing operations	$ 395
Debt securities
Disclosure of defined benefit plans [line items]
Asset-backed securities, percentage contributed to fair value of plan assets	54.00%
U.S. equity securities
Disclosure of defined benefit plans [line items]
Asset-backed securities, percentage contributed to fair value of plan assets	21.00%
Foreign equity securities
Disclosure of defined benefit plans [line items]
Asset-backed securities, percentage contributed to fair value of plan assets	18.00%
Real estate
Disclosure of defined benefit plans [line items]
Asset-backed securities, percentage contributed to fair value of plan assets	6.00%
Cash and other
Disclosure of defined benefit plans [line items]
Asset-backed securities, percentage contributed to fair value of plan assets	1.00%